Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of key revenues streams of auto shows segment
	December 31, 2016 RMB	December 31, 2017 RMB	December 31, 2018 RMB
Auto shows	50,840	263,927	644,251
Group-purchase facilitation	66,513	16,739	-
Virtual dealership, demand-side platform advertising services and others	-	-	6,762
Total	117,353	280,666	651,013